SALES-TYPE LEASES (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Sale Type Leases [Line Items]
Implicit Interest Rate On Sales Type Lease	6.65%
Written Off Net Investment In Sales Type Leases	$ 1,443,466	$ 0